DEAN WITTER INCOME BUILDER FUND                Two World Trade Center, New York,
LETTER TO THE SHAREHOLDERS March 31, 1997      New York 10048

DEAR SHAREHOLDER:

The six-month period ended March 31, 1997, saw exceptional gains in the stock market with the major indices breaking record high after record high. However, at the end of the period, concerns over rising interest rates and dollar-related earnings shortfalls caused equities to retreat. These issues affected the bond market as well, producing increased volatility, especially as the period closed.

PERFORMANCE AND PORTFOLIO

For the six-month period ended March 31, 1997, Dean Witter Income Builder Fund provided a total return of 7.89 percent versus 11.26 percent for the Standard & Poor's 500 Composite Stock Index (S&P 500) and 9.78 percent for the Lipper Equity Income Funds Index. Since its inception on June 26, 1996, Dean Witter Income Builder Fund has provided a total return of 11.23 percent.

From its initial offering, the Fund has maintained its target asset mix of 40 percent large-capitalization stocks, 30 percent convertible securities, 10 percent high-yield bonds, 10 percent real estate investment trusts and 10 percent investment-grade bonds.

The large-capitalization segment of the Fund has remained relatively fully invested. At the end of the six-month period under review, this segment was well diversified, with 54 common stock holdings spread across 28 different industries.

The convertible portion of the Fund performed well but lagged equities for much of the period. This occurred because the convertible universe consists of many small-cap companies that, as a group, advanced less rapidly than the large caps. The Fund's bias toward yield, however, provided significant downside support as the overall market retreated in the latter half of the first quarter of 1997. We expect that convertibles will perform well over the long run, offering superior returns in modestly increasing, stable or declining equity markets but lagging equities during

DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS March 31, 1997, continued

periods of very strong markets. We continue to focus on small-and mid-capitalization issues in the convertible portion of the Fund.

The real estate investment trust (REIT) segment of the Fund moved substantially higher during the period. Strong fundamentals and renewed interest in the sector drove many of these stocks to new highs. Our exposure in this sector is split between REIT stocks and REIT convertible securities.

The Fund's fixed-income portfolio demonstrated fairly low sensitivity to interest-rate fluctuations, as desired and anticipated. This portion of the Fund is structured to provide maximum current income with low exposure to interest-rate movements. This strategy helped reduce volatility in the Fund during the period.

GOING FORWARD

We believe that Dean Witter Income Builder Fund, which is well diversified among various asset classes, will continue to provide one of the best ways to seek reasonable income along with the potential for capital appreciation. We appreciate your support of Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited)

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            COMMON STOCKS (45.2%)
            Apparel (0.8%)
   83,000   Kellwood Co. ....................................................  $ 2,075,000
                                                                             --------------
            Auto Parts (0.9%)
   68,000   Dana Corp. ......................................................    2,235,500
                                                                             --------------
            Automotive (2.6%)
   72,000   Chrysler Corp. ..................................................    2,160,000
   68,000   Ford Motor Co. ..................................................    2,133,500
   38,000   General Motors Corp. ............................................    2,104,250
                                                                             --------------
                                                                                 6,397,750
                                                                             --------------
            Banks (4.9%)
   44,000   Corestates Financial Corp. ......................................    2,090,000
   61,000   First Security Corp. ............................................    1,959,625
   48,000   First Tennessee National Corp. ..................................    2,028,000
   42,500   KeyCorp .........................................................    2,071,875
   84,000   Washington Federal, Inc. ........................................    1,911,000
   48,000   Wilmington Trust Corp.  .........................................    2,040,000
                                                                             --------------
                                                                                12,100,500
                                                                             --------------
            Banks - Thrift Institutions (0.9%)
   44,000   Washington Mutual, Inc. .........................................    2,123,000
                                                                             --------------
            Building Materials (0.9%)
   33,000   Vulcan Materials Co. ............................................    2,140,875
                                                                             --------------
            Chemicals (2.6%)
   26,500   Dow Chemical Co. ................................................    2,120,000
   38,000   PPG Industries, Inc. ............................................    2,052,000
   29,000   Rohm & Haas Co.  ................................................    2,171,375
                                                                             --------------
                                                                                 6,343,375
                                                                             --------------
            Conglomerates (0.9%)
   54,000   Tenneco, Inc. ...................................................    2,106,000
                                                                             --------------
            Financial (0.8%)
   51,000   TCF Financial Corp. .............................................    2,020,875
                                                                             --------------
            Financial - Miscellaneous (1.7%)
   55,000   Fannie Mae ......................................................    1,986,875
   22,000   Student Loan Marketing Assoc.  ..................................    2,095,500
                                                                             --------------
                                                                                 4,082,375
                                                                             --------------
            Food Processing (0.8%)
   82,000   Hormel Foods Corp. ..............................................    2,101,250
                                                                             --------------
            Healthcare - Drugs (0.8%)
   28,500   Schering-Plough Corp.  ..........................................    2,073,375
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Insurance (3.4%)
    38,000  Jefferson-Pilot Corp. ...........................................  $ 2,066,250
    39,000  Lincoln National Corp.  .........................................    2,086,500
    39,000  Providian Corp. .................................................    2,086,500
    38,000  Torchmark Corp. .................................................    2,104,250
                                                                             --------------
                                                                                 8,343,500
                                                                             --------------
            Machinery - Diversified (0.9%)
    27,000  Johnson Controls, Inc. ..........................................    2,173,500
                                                                             --------------
            Manufacturing - Consumer & Industrial Products (0.8%)
    43,000  Whirlpool Corp. .................................................    2,047,875
                                                                             --------------
            Miscellaneous (0.9%)
    69,000  American Greetings Corp. (Class A) ..............................    2,190,750
                                                                             --------------
            Mobil Home & Recreation (0.9%)
    87,000  Fleetwood Enterprises, Inc. .....................................    2,175,000
                                                                             --------------
            Oil & Gas (0.9%)
    53,500  Ashland Inc. ....................................................    2,153,375
                                                                             --------------
            Real Estate Investment Trust (5.8%)
    99,000  American General Hospitality Corp.  .............................    2,697,750
    42,916  Camden Property Trust ...........................................    1,169,461
    62,100  Excel Realty Trust, Inc.  .......................................    1,568,025
   119,000  Glenborough Realty Trust Inc. ...................................    2,380,000
    59,250  Healthcare Realty Trust, Inc. ...................................    1,621,969
    85,000  Liberty Property Trust ..........................................    2,082,500
    50,000  LTC Properties, Inc. ............................................      831,250
    42,000  Reckson Associates Realty Corp. .................................    1,937,250
                                                                             --------------
                                                                                14,288,205
                                                                             --------------
            Restaurants (0.9%)
    79,000  Sbarro, Inc. ....................................................    2,231,750
                                                                             --------------
            Retail - Specialty Apparel (0.9%)
   116,000  Limited (The), Inc. .............................................    2,131,500
                                                                             --------------
            Steel (0.9%)
    40,000  Timken Co. ......................................................    2,140,000
                                                                             --------------
            Telecommunications (1.7%)
    34,000  Bell Atlantic Corp. .............................................    2,069,750
    61,000  U.S. West Communications Group, Inc. ............................    2,074,000
                                                                             --------------
                                                                                 4,143,750
                                                                             --------------
            Telephones (1.7%)
    59,600  AT&T Corp. ......................................................    2,071,100
    40,000  SBC Communications, Inc. ........................................    2,105,000
                                                                             --------------
                                                                                 4,176,100
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Tobacco (1.7%)
    18,000  Philip Morris Companies, Inc.  .................................. $  2,054,250
    75,000  UST, Inc. .......................................................    2,090,625
                                                                             --------------
                                                                                 4,144,875
                                                                             --------------
            Utilities - Electric (3.5%)
    71,000  Consolidated Edison Company of New York, Inc. ...................    2,130,000
    65,000  New England Electric System .....................................    2,234,375
   105,500  Peco Energy Co.  ................................................    2,149,562
    80,500  Public Service Enterprise Group, Inc. ...........................    2,113,125
                                                                             --------------
                                                                                 8,627,062
                                                                             --------------
            Utilities - Telephone (0.9%)
    47,000  GTE Corp. .......................................................    2,191,375
                                                                             --------------
            Wholesale Distributor (0.8%)
    69,000  Supervalu, Inc.  ................................................    2,052,750
                                                                             --------------
            TOTAL COMMON STOCKS
            (Identified Cost $102,630,867) ..................................  111,011,242
                                                                             --------------
            CONVERTIBLE PREFERRED STOCKS (17.8%)
            Auto Parts (1.5%)
    85,000  Mascotech, Inc. $1.20 ...........................................    1,572,500
    83,500  Walbro Capital Trust $2.00  .....................................    2,171,000
                                                                             --------------
                                                                                 3,743,500
                                                                             --------------
            Banks (1.4%)
   135,000  National Australia Bank, Ltd. $1.969 (Australia)(Units)++  ......    3,375,000
                                                                             --------------
            Broadcast Media (2.3%)
    70,000  Chancellor Broadcasting Co. $3.50 -144A* ........................    3,561,250
    22,000  SFX Broadcasting, Inc. (Series D) $3.25  ........................      943,250
   145,000  Triathlon Broadcasting Co. $0.945 ...............................    1,196,250
                                                                             --------------
                                                                                 5,700,750
                                                                             --------------
            Chemicals (1.4%)
   151,600  Atlantic Richfield Co. $2.228 ...................................    3,335,200
                                                                             --------------
            Computer Software (0.6%)
    18,000  Microsoft Corp. (Series A) $2.196 ...............................    1,458,000
                                                                             --------------
            Finance (2.1%)
    75,000  Insignia Financing, Inc. $3.25 -144A* ...........................    3,379,725
    50,000  Merrill Lynch & Co., Inc. (STRYPES) $2.39 (1) ...................    1,887,500
                                                                             --------------
                                                                                 5,267,225
                                                                             --------------
            Metals & Mining (1.1%)
    50,000  Cyprus Amax Minerals Co. (Series A) $4.00 .......................    2,725,000
                                                                             --------------
            Paper Products (0.1%)
     7,000  James River Corp. of Virginia (Series K) $3.375 .................      341,250
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Publishing (0.8%)
   195,200  Hollinger International, Inc. $0.951 ............................  $ 1,952,000
                                                                             --------------
            Real Estate (0.7%)
    36,600  Rouse Co. (Series B) $3.00 ......................................    1,793,400
                                                                             --------------
            Real Estate Investment Trust (3.0%)
    56,700  FelCor Suite Hotels, Inc. (Series A) $1.95 ......................    1,615,950
   150,000  Merry Land & Investment Co., Inc. (Series C) $2.15 ..............    3,937,500
    71,200  Oasis Residential, Inc. (Series A) $2.25 ........................    1,913,500
                                                                             --------------
                                                                                 7,466,950
                                                                             --------------
            Steel (0.4%)
    24,000  WHX Corp. (Series A) $3.25 ......................................      864,000
                                                                             --------------
            Telecommunications (2.4%)
    50,000  General Datacomm Industries, Inc. $2.25 -144A* ..................      984,400
    48,000  Globalstar Telecommunications, Ltd. $3.25  ......................    2,484,000
    49,000  Loral Space & Communications Ltd. $3.00 -144A* ..................    2,388,750
                                                                             --------------
                                                                                 5,857,150
                                                                             --------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $44,033,748) ...................................   43,879,425
                                                                             --------------


 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE
-----------                                                                  -------- ---------- ------------
            CORPORATE BONDS (36.2%)
            CONVERTIBLE BONDS (16.1%)
            Cable/Cellular (1.2%)
   $9,350   U.S. Cellular Corp.  ............................................  0.00%   06/15/15    3,060,255
                                                                                                 ------------
            Healthcare (4.7%)
    1,500   ARV Assisted Living, Inc. -144A* ................................  6.75    04/01/06    1,254,375
      500   Beverly Enterprises, Inc. .......................................  5.50    08/01/18      559,400
    3,000   Emeritus Corp. -144A* ...........................................  6.25    01/01/06    2,443,140
    2,400   Integrated Health Services, Inc. ................................  6.00    01/01/03    2,530,296
    3,500   Phymatrix Corp. .................................................  6.75    06/15/03    2,957,010
    1,925   Physicians Resource Group, Inc. - 144A* .........................  6.00    12/01/01    1,712,287
                                                                                                 ------------
                                                                                                  11,456,508
                                                                                                 ------------
            Healthcare - Miscellaneous (0.9%)
    2,730   Pharmaceutical Marketing Services, Inc. .........................  6.25    02/01/03    2,139,637
                                                                                                 ------------
            Heating & Air Conditioning (0.8%)
    1,850   American Residential Holdings Corp. - 144A* .....................  7.25    04/15/04    1,826,875
                                                                                                 ------------
            Hotels/Motels (0.4%)
    1,165   Signature Resorts, Inc.  ........................................  5.75    01/15/07      968,406
                                                                                                 ------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Office Equipment & Supplies (1.9%)
   $5,630   U.S. Office Products Co. ........................................   5.50 %  05/15/03    $4,708,088
            Oil Related (0.8%)
    2,000   Offshore Logistics, Inc. -144A* .................................   6.00    12/15/03     1,916,260
                                                                                                  --------------
            Real Estate Investment Trust (1.4%)
    3,825   Capstone Capital Corp.  .........................................   6.55    03/14/02     3,495,056
                                                                                                  --------------
            Shoes (0.8%)
    2,000   Nine West Group, Inc. -144A* ....................................   5.50    07/15/03     1,947,360
                                                                                                  --------------
            Steel (0.9%)
    2,250   USX Corp.  ......................................................   7.00    06/15/17     2,266,875
                                                                                                  --------------
            Technology (1.2%)
    2,000   Eidos PLC -144A* (United Kingdom) ...............................   6.25    07/31/02     1,950,000
    1,000   Lernout & Hauspie Speech Products NV -144A* (Belgium) ...........   8.00    11/15/01     1,017,200
                                                                                                  --------------
                                                                                                     2,967,200
                                                                                                  --------------
            Telecommunications (1.1%)
    2,425   Midcom Communications Inc. -144A* ...............................   8.25    08/15/03     2,097,625
      750   SA Telecommunications Inc. -144A* ...............................  10.00    08/15/06       660,000
                                                                                                  --------------
                                                                                                     2,757,625
                                                                                                  --------------
            TOTAL CONVERTIBLE BONDS
            (Identified Cost $40,631,741) ...................................                       39,510,145
                                                                                                  --------------
            NON-CONVERTIBLE BONDS (20.1%)
            Auto Parts (1.6%)
    4,000   Lear Seating Corp. ..............................................  11.25    07/15/00     4,040,000
                                                                                                  --------------
            Broadcast Media (2.9%)
    3,000   JCAC Inc. .......................................................  10.125   06/15/06     3,105,000
    3,805   Outlet Broadcasting, Inc. .......................................  10.875   07/15/03     4,152,168
                                                                                                  --------------
                                                                                                     7,257,168
                                                                                                  --------------
            Cable/Cellular (2.2%)
    3,000   Continental Cablevision, Inc. ...................................  11.00    06/01/07     3,348,570
    2,000   Tele-Communications, Inc. .......................................   9.25    04/15/02     2,097,700
                                                                                                  --------------
                                                                                                     5,446,270
                                                                                                  --------------
            Entertainment (0.9%)
    2,000   Time Warner, Inc.  ..............................................   9.625   05/01/02     2,186,060
                                                                                                  --------------
            Entertainment/Gaming (0.9%)
    2,000   Casino America, Inc. ............................................  11.50    11/15/01     2,135,000
                                                                                                  --------------
            Healthcare (4.0%)
    1,000   Healthsouth Rehabilition Corp. ..................................   9.50    04/01/01     1,045,000
    2,000   Manor Care, Inc.  ...............................................   9.50    11/15/02     2,090,000
    3,000   OrNda Healthcorp  ...............................................  12.25    05/15/02     3,180,000
    3,250   Quorum Health Group, Inc.  ......................................  11.875   12/15/02     3,526,250
                                                                                                  --------------
                                                                                                     9,841,250
                                                                                                  --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            Industrials (1.2%)
   $2,835   American Standard, Inc.  ........................................  11.375%  05/15/04     $3,005,100
                                                                                                  --------------
            Machinery (1.1%)
    2,460   Joy Technologies Inc.  ..........................................  10.25    09/01/03      2,681,548
                                                                                                  --------------
            Oil & Gas (0.3%)
      600   Global Marine, Inc. .............................................  12.75    12/15/99        634,500
                                                                                                  --------------
            Publishing (1.7%)
    1,000   Hollinger International Publishing, Inc. ........................   9.25    02/01/06        972,500
    3,000   K-III Communications Corp. ......................................  10.625   05/01/02      3,120,000
                                                                                                  --------------
                                                                                                      4,092,500
                                                                                                  --------------
            Retail (2.0%)
    2,600   Hook-SupeRX, Inc. ...............................................  10.125   06/01/02      2,744,300
    1,950   Thrifty PayLess Holdings, Inc. ..................................  12.25    04/15/04      2,253,303
                                                                                                  --------------
                                                                                                      4,997,603
                                                                                                  --------------
            Supermarkets (1.3%)
    3,000   Purity Supreme, Inc. (Series B) .................................  11.75    08/01/99      3,139,380
                                                                                                  --------------
            TOTAL NON-CONVERTIBLE BONDS
            (Identified Cost $50,006,911) ...................................                        49,456,379
                                                                                                  --------------
            TOTAL CORPORATE BONDS
            (Identified Cost $90,638,652) ...................................                        88,966,524
                                                                                                  --------------
            SHORT-TERM INVESTMENT (1.9%)
            REPURCHASE AGREEMENT
    4,590   The Bank of New York (dated 03/31/97; proceeds $4,590,666;
             collateralized by $4,713,390 Federal Home Loan Banks 6.04% due
             08/13/98 valued at $4,681,780)(Identified Cost $4,589,981) .....   5.375   04/01/97      4,589,981
                                                                                                  --------------
            TOTAL INVESTMENTS
            (Identified Cost $241,893,248)(a) .........................................  101.1%     248,447,172
            LIABILITIES IN EXCESS OF OTHER ASSETS  ....................................   (1.1)      (2,688,851)
                                                                                       -------    --------------
            NET ASSETS  ...............................................................  100.0%    $245,758,321
                                                                                       =======    ==============

------------
STRYPES      Structured yield product exchangeable for stock.
*            Resale is restricted to qualified institutional investors.
++           Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(1)          Convertible into IMC Global Inc. common stock.
(a)          The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $11,831,895 and the aggregate gross unrealized depreciation is $5,277,971, resulting in net unrealized appreciation of $6,553,924.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $241,893,248) .........   $248,447,172
Receivable for:
  Interest...............................      2,152,526
  Shares of beneficial interest sold  ...      1,506,556
  Dividends .............................        380,138
Deferred organizational expenses  .......        138,653
Prepaid expenses ........................         38,247
                                            ------------
  TOTAL ASSETS ..........................    252,663,292
                                            ------------
LIABILITIES:
Payable for:
  Investments purchased..................      6,147,733
  Shares of beneficial interest
   repurchased...........................        250,377
  Plan of distribution fee...............        192,574
  Investment management fee..............        155,354
  Dividends to shareholders..............         58,378
Accrued expenses and other payables  ....        100,555
                                            ------------
  TOTAL LIABILITIES .....................      6,904,971
                                            ------------
NET ASSETS:
Paid-in-capital..........................    234,651,696
Net unrealized appreciation .............      6,553,924
Accumulated undistributed net investment
 income..................................         60,347
Accumulated undistributed net realized
 gain....................................      4,492,354
                                            ------------
  NET ASSETS.............................   $245,758,321
                                            ============
NET ASSET VALUE PER SHARE,
 22,705,553 shares outstanding
 (unlimited shares authorized of $.01
 par value)..............................   $      10.82
                                            ============

STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)

NET INVESTMENT INCOME:
INCOME
Interest..............................  $ 3,271,171
Dividends.............................    2,724,918
                                        -----------
  TOTAL INCOME........................    5,996,089
                                        -----------
EXPENSES
Plan of distribution fee..............      923,856
Investment management fee.............      741,259
Transfer agent fees and expenses .....       79,604
Registration fees ....................       35,745
Professional fees ....................       32,231
Shareholder reports and notices  .....       18,747
Organizational expenses ..............       16,313
Custodian fees .......................       13,249
Trustees' fees and expenses...........        5,524
Other.................................        3,204
                                        -----------
  TOTAL EXPENSES .....................    1,869,732
                                        -----------
  NET INVESTMENT INCOME...............    4,126,357
                                        -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.....................    4,575,600
Net change in unrealized
 appreciation.........................    3,362,112
                                        -----------
  NET GAIN............................    7,937,712
                                        -----------
NET INCREASE..........................  $12,064,069
                                        ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE PERIOD
                                                         FOR THE SIX     JUNE 26, 1996*
                                                         MONTHS ENDED       THROUGH
                                                        MARCH 31, 1997 SEPTEMBER 30, 1996
------------------------------------------------------ -------------- ------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  4,126,357        $  1,162,846
Net realized gain......................................     4,575,600              73,945
Net change in unrealized appreciation .................     3,362,112           3,191,812
                                                       --------------  ------------------
  NET INCREASE ........................................    12,064,069           4,428,603
                                                       --------------  ------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................    (4,113,589)         (1,123,961)
Net realized gain......................................      (157,191)            --
                                                       --------------  ------------------
  TOTAL................................................    (4,270,780)         (1,123,961)
                                                       --------------  ------------------
Net increase from transactions in shares of beneficial
 interest..............................................    89,823,118         144,737,272
                                                       --------------  ------------------
  NET INCREASE.........................................    97,616,407         148,041,914
NET ASSETS:
Beginning of period....................................   148,141,914             100,000
                                                       --------------  ------------------
  END OF PERIOD
  (Including undistributed net investment income of
  $60,347 and $47,579, respectively)...................  $245,758,321        $148,141,914
                                                       ==============  ==================

------------
* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on June 26, 1996.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $11,223,298 at March 31, 1997.

The Distributor has informed the Fund that for the six months ended March 31, 1997, it received approximately $280,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 aggregated $157,259,341 and $66,734,051, respectively.

For the six months ended March 31, 1997, the Fund incurred $43,330 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1997, the Fund's payable for investments purchased included unsettled trades with DWR of $1,531,275.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $42,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                 FOR THE PERIOD
                                                      FOR THE SIX                JUNE 26, 1996*
                                                      MONTHS ENDED                   THROUGH
                                                     MARCH 31, 1997            SEPTEMBER 30, 1996
                                             ---------------------------- ---------------------------
                                                      (unaudited)
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                             ------------- -------------- ------------ --------------
Sold ........................................   9,345,474    $102,171,088   14,654,263   $146,538,451
Reinvestment of dividends and distributions       299,333       3,260,387       83,927        855,216
                                             ------------- -------------- ------------ --------------
                                                9,644,807     105,431,475   14,738,190    147,393,667
Repurchased .................................  (1,422,872)    (15,608,357)    (264,572)    (2,656,395)
                                             ------------- -------------- ------------ --------------
Net increase ................................   8,221,935    $ 89,823,118   14,473,618   $144,737,272
                                             ============= ============== ============ ==============

------------
* Commencement of operations.

DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE PERIOD
                                           FOR THE SIX     JUNE 26, 1996*
                                           MONTHS ENDED       THROUGH
                                          MARCH 31, 1997 SEPTEMBER 30, 1996
---------------------------------------- -------------- ------------------
                                           (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...     $10.23           $10.00
                                              ------           ------
Net investment income ...................       0.21             0.08
Net realized and unrealized gain  .......       0.60             0.23
                                              ------           ------
Total from investment operations  .......       0.81             0.31
                                              ------           ------
Less dividends and distributions from:
 Net investment income ..................      (0.21)           (0.08)
 Net realized gain ......................      (0.01)            --
                                              ------           ------
Total dividends and distributions  ......      (0.22)           (0.08)
                                              ------           ------
Net asset value, end of period ..........     $10.82           $10.23
                                              ======           ======
TOTAL INVESTMENT RETURN+  ...............       7.89%(1)         3.10%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................       1.89%(2)         2.25%(2)
Net investment income ...................       4.18%(2)         3.60%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $245,758         $148,142
Portfolio turnover rate .................         34%(1)            7%(1)
Average commission rate paid ............    $0.0559           $0.0558

------------
*      Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Michael G. Knox
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do no express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its offices and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
INCOME BUIDER
FUND

SEMIANNUAL REPORT
MARCH 31, 1997